UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  September 30, 2010

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          October 19, 2010


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        40
FORM 13F INFORMATION VALUE TOTAL:              $308000

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1761     33711   Sole		     33711
Alcon Inc.      Common  014561617    317      1900   Sole                     1900
Apple Computer  Common  037833100    502      1769   Sole                     1769
Arbitron Inc.   Common  03875Q108    257      9206   Sole                     9206
Automatic Data 	Common	053015103   1769     42079   Sole                    42079
Berkshire Hath	Common	084670108  73704       592   Sole                      592
Berkshire Hath	Common	084670702  21004    254035   Sole                   254035
Buckeye PartnersCommon  118230101    454      7150   Sole                     7150
Chevron Corp    Common	166764100    518      6390   Sole                     6390
Cisco Systems	Common	17275R102  24879   1136032   Sole                  1136032
Coca-Cola Co.	Common	191216100  11009    188123   Sole                   188123
Emerson Elec.	Common	291011104    771     14650   Sole                    14650
ExxonMobil	Common	30231G102   3954     63988   Sole                    63988
Federated Inves Common  314211103    377     16600   Sole                    16600
General ElectricCommon	369604103   3600    221532   Sole                   221532
Hersey Foods	Common  427866108    281      5902   Sole                     5902
Hewlett-Packard Common  428236103   1395     33161   Sole                    33161
H.J. Heinz Co.	Common	423074103    825     17411   Sole		     17411
IBM		Common	459200101   1197      8924   Sole                     8924
Intel Corp.	Common	458140100   4024    209561   Sole                   209561
Johnson & JohnsoCommon	478160104  28251    455951   Sole                   455951
Linear TechnologCommon	535678106  28646    932168   Sole		    932168
Medtronic	Common	585055106   6067    180664   Sole                   180664
Microsoft	Common	594918104  26787   1093781   Sole                  1093781
3M Company 	Common	88579Y101   1543     17796   Sole                    17796
Moody's Corp.	Common	615369105  15555    622709   Sole		    622709
NetLogic Micro  Common  64118B100    255      9233   Sole                     9233
Neustar Inc.    Common  64126X201    271     10900   Sole                    10900
PepsiCo		Common	713448108   1216     18308   Sole                    18308
Pfizer Inc.	Common	717081103    359     20927   Sole                    20927
Phillip MOrris  Common  718172109    361      6452   Sole                     6452
Procter & GambleCommon	742718109  19550    326000   Sole                   326000
Royal Dutch ScheCommon  780259206    250      4143   Sole                     4143
SPDR Series TrusETF     78464A490    441      7500   Sole                     7500
Verizon CommunicCommon  92343V104    294      9016   Sole                     9016
Walgreen Co.	Common	931422109  18128    541120   Sole                   541120
Wal-mart Stores Common  931142103    264      4935   Sole                     4935
Walt Disney Co.	Common	254687106    520     15699   Sole                    15699
Western Union   Common  959802109   6252    353834   Sole		    353834
Wright Express  Common  98233Q105    392     10980   Sole                    10980